Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure Of Related Party Text Block Abstract
Schedule of key management personnel for employment services
	Three months ended	Three months ended
	January 31,	January 31,
	2023	2022

Officers:
Consulting fees	$190,374	$127,859
Share based compensation	59,933	147,424
	$250,307	$275,283
Directors:
Directors’ fees	$73,581	$24,000
Share based compensation	59,465	14,979
	$133,046	$38,979

Schedule of balances with related parties
	January 31,	October 31,
	2023	2022
Amounts owed to officers	$124,257	$185,830
Amounts owed to directors	19,575	96,014
	$143,832	$281,844